POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	$ 140	$ 209
Change in asset ceiling	(40)	(10)
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	26	101
Change in financial assumptions	119	70
Effect of experience adjustments	7	15
Remeasurement gain, recognized in other comprehensive income and equity	$ 112	$ 176